Commitments (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) € / $	Dec. 31, 2017 USD ($) € / $	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)
Disclosure of transactions between related parties [line items]
Euro: US dollar exchange rate | € / $	1.14	1.2
Cyberonica S.A.
Disclosure of transactions between related parties [line items]
Monthly rental expense			$ 11,900	€ 10,360
Rental expense | $	$ 147,000	$ 140,000	$ 138,000